Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of name of related parties and relationships
Related Party	Relationship
Daniel Shih*	Co-founder and former stockholder; Aircom’s CEO and Director between February 13, 2017 and April 26, 2017; Aircom’s CFO between February 13, 2017 and May 5, 2017
Dmedia Holding LP (“Dmedia”)	23.99% stockholder
Bummy Wu	Shareholder
Jeffrey Wun	Shareholder and CEO of Aerkomm and Aircom
Yih Lieh (Giretsu) Shih	President of Aircom Japan
Hao Wei Peng	Employee of Aircom Taiwan and founding owner of Aircom Taiwan prior to 12/19/2017
Louis Giordimaina	COO - Aviation of Aircom
Klingon Aerospace, Inc. (“Klingon”)	Daniel Shih was the Chairman from February 2015 to February 2016
Wealth Wide Int’l Ltd. (“WWI”)	Bummy Wu, a shareholder, is the Chairman
WISD Intellectual Property Agency, Ltd. (“WISD”)	Patrick Li, Director of Aircom, is the Chairman; Chih-Ming (Albert) Hsu, Director of the Company, is a Director
Yun Shu Chiou	Former CEO and President prior to December 31, 2017

*	Daniel Shih has relinquished “beneficial ownership” of substantially all of his equity interests in the Company (whether held directly or indirectly) in a manner acceptable to the Company. This means that Daniel Shih no longer, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise has or shares (i) voting power, which includes the power to vote, or to direct the voting of, securities, and/or (ii) investment power, which includes the power to dispose, or to direct the disposition of, shares of the Company’s common stock, except for a de minimus number of shares of the common stock which will continue to be beneficially owned by him by way of his being a control person in another entity that owns shares of the common stock. Daniel Shih will, however, retain a pecuniary interest in some of the shares of the common stock over which he has relinquished voting and investment power. Daniel Shih has also removed himself from any and all activities relating to the Company’s business, including, but not limited to managerial, directional, advisory, promotional, developmental and fund-raising activities, effective upon the effectiveness of the registration statement on Form S-1 originally filed with the SEC on December 20, 2017 and declared effective on April 13, 2018, as amended and supplemented to date. Additionally, Barbie Shih (Barbie), Daniel Shih’s wife, was not re-elected to the Company’s board of directors on December 29, 2017. As a result of these events, neither Daniel nor Barbie will maintain any active affiliation with, or material beneficial ownership interest in, the Company.

Schedule of significant related party transactions

	December 31, 2018	March 31, 2018	December 31, 2017
Other receivable from Hao Wei Peng[1]	$-	$-	$46,743
Temporary deposit to Bummy Wu2	$100,067	$-	$-
Rental deposit to Daniel Shih	$2,462	$2,542	$2,396
Loan from Dmedia[3]	$-	$325,040	$-
Other payable to:
Klingon[4]	$762,000	$762,000	$762,000
Jeffrey Wun[6]	46,236	-	22,327
Louis Giordimaina	6,071	135,973	-
Daniel Shih[5]	13,444	132,305	128,543
Yih Lieh (Giretsu) Shih[6]	15,497	81,752	76,600
WWI[7]	39,224	38,241	9,410
Others[6]	66,826	149,307	83,515
Total	$949,298	$1,299,578	$1,082,395

1.	Represents receivable from Mr. Peng due to the transactions prior to the acquisition of Aircom Telecom on December 19, 2017. The amount is subsequently collected on January 4, 2018.

2.	In November 2018, Aircom HK’s bank account was temporarily frozen by its local bank in Hong Kong (the “HK bank”) due to Aircom HK’s failure to timely submit to the HK bank corporate documentation relating to the corporate organization and goodstanding of Aircom HK’s parent company, Aircom, and Aircom’s parent company, Aerkomm. To avoid a potential cash flow issue resulting from this temporary account freeze, Aircom HK withdrew $100,067 in cash from the HK bank and temporarily deposited it in an existing related party’s bank account at a different bank for safe keeping. The Aircom HK’s bank account with the HK bank was reactivated by the HK bank subsequently and the cash that was transferred to the related party’s account was redeposited into Aircom HK’s bank account at the HK bank in February 2019.

3.	Represents short-term loan from Dmedia. This short-term loan has an expiration date of January 30, 2019 and an annual interest rate of 3%. The Company repaid the short-term loan in full on June 14, 2018.

4.	On March 9, 2015, the Company entered into a 10-year purchase agreement with Klingon. In accordance with the terms of this agreement, Klingon agreed to purchase from the Company an initial order of onboard equipment comprising an onboard system for a purchase price of $909,000, with payments to be made in accordance with a specific milestones schedule. As of December 31, 2018, the Company received $762,000 from Klingon in milestone payments towards the equipment purchase price. Since the project might not be successful, the Company reclassified the balance from customer prepayment to other payable due to uncertainty.

5.	The amount as of March 31, 2018 represents payable to employees as a result of regular operating activities, while the amount as of December 31, 2018 represents rental payable.

6.	Represents payable to employees as a result of regular operating activities.

7.	Represents rent for a warehouse in Hong Kong to store the Company’s hardware and another rent for the Hong Kong office starting June 28, 2018.

Schedule of expenses paid by related party
	Nine Months Ended December 31,		Three Months Ended March 31,	Year Ended December 31,
	2018	2017	2018	2018	2017
		(Unaudited)
Consulting expense paid to Louis Giordimaina	$87,275	$-	$134,971	$222 ,246	$-
Consulting expense paid to Yun Shu Chiou	-	-	-	-	55,000
Legal expense paid to WISD	10,779	-	-	10,779	-
Rental expense charged by Daniel Shih	11,811	20,232	4,040	15,851	20,232
Rental expense charged by WWI	27,486	3,150	1,350	28,836	3,150
Interest expense charged by Dmedia	1,915	-	1,201	3,116	-